Loans	12 Months Ended
Sep. 30, 2019
Loans
Loans

Note 12. Loans[1]

Accounting policy

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative years. The accounting policy applied in comparative years is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Loans are financial assets initially recognised at fair value plus directly attributable transaction costs and fees.

Loans are subsequently measured at amortised cost using the effective interest rate method where they have contractual cash flows which represent SPPI on the principal balance outstanding and they are held within a business model whose objective is achieved through holding the loans to collect these cash flows. They are presented net of any provisions for ECL.

Loans are subsequently measured at FVIS where they do not have cash flows which represent SPPI, are held within a business model whose objective is achieved by selling the financial asset, or are designated at FVIS to eliminate or reduce an accounting mismatch.

Refer to Note 22 for balances which are measured at fair value and amortised cost.

Loan products that have both mortgage and deposit facilities are presented gross on the balance sheet, segregating the asset and liability component, because they do not meet the criteria to be offset. Interest earned on these products is presented on a net basis in the income statement as this reflects how the customer is charged.

The loan portfolio is disaggregated by location of booking office and product type, as follows:

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Australia
Housing	449,201	444,741	449,192	444,730
Personal[2]	21,247	22,997	20,848	22,008
Business	152,360	154,347	148,850	150,580
Total Australia	622,808	622,085	618,890	617,318
New Zealand
Housing	47,731	44,772	—	—
Personal[2]	1,709	1,869	—	—
Business	29,285	27,701	411	376
Total New Zealand	78,725	74,342	411	376
Total other overseas	16,845	16,077	15,738	14,881
Total loans	718,378	712,504	635,039	632,575
Provisions for ECL on loans (refer to Note 13)	(3,608)	—	(3,103)	—
Provisions for impairment charges on loans (refer to Note 13)	—	(2,814)	—	(2,407)
Total net loans[3]	714,770	709,690	631,936	630,168

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.	Margin lending and other which were separately presented in prior years are now included in Personal loans. Comparatives have been revised for consistency.
3.	Total net loans include securitised loans of $7,737 million (2018: $7,135 million) for the Group and $91,061 million (2018: $85,965 million) for the Parent Entity.

The following table shows loans presented based on their industry classification:

Consolidated
$m	2019	2018	2017	2016	2015
Australia
Accommodation, cafes and restaurants	8,039	8,297	8,177	7,536	7,490
Agriculture, forestry and fishing	9,210	8,642	8,182	7,953	7,667
Construction	7,186	6,751	6,043	5,797	5,596
Finance and insurance	14,069	14,059	12,923	14,298	13,175
Government, administration and defence	753	628	554	675	796
Manufacturing	9,337	9,298	9,054	9,140	9,342
Mining	2,869	3,311	3,025	3,641	4,415
Property	44,769	45,471	43,220	44,785	44,667
Property services and business services	14,035	13,477	12,050	11,674	10,703
Services	12,099	12,158	12,950	12,362	10,798
Trade	16,144	16,501	16,063	16,044	15,484
Transport and storage	8,268	8,853	8,624	9,015	9,940
Utilities	4,077	4,350	5,237	4,025	3,554
Retail lending	466,550	463,609	451,315	429,522	400,441
Other	5,403	6,680	4,229	2,777	1,587
Total Australia	622,808	622,085	601,646	579,244	545,655
New Zealand
Accommodation, cafes and restaurants	355	323	290	256	182
Agriculture, forestry and fishing	8,553	8,138	7,772	7,788	6,860
Construction	493	502	447	396	359
Finance and insurance	3,009	2,903	2,478	2,682	1,725
Government, administration and defence	85	114	137	163	292
Manufacturing	1,913	2,199	2,090	2,324	2,110
Mining	278	206	141	280	407
Property	6,412	5,997	5,858	5,925	5,301
Property services and business services	1,182	1,073	1,113	1,084	925
Services	1,973	1,733	1,810	1,396	1,173
Trade	2,344	2,509	2,163	2,333	2,003
Transport and storage	1,131	1,029	1,080	1,257	1,094
Utilities	1,429	1,003	1,237	1,600	1,021
Retail lending	49,473	46,613	45,190	45,011	40,277
Other	95	—	—	—	—
Total New Zealand	78,725	74,342	71,806	72,495	63,729
Other overseas
Accommodation, cafes and restaurants	109	112	97	118	111
Agriculture, forestry and fishing	150	19	5	12	568
Construction	55	71	55	147	247
Finance and insurance[2]	4,628	4,774	4,289	2,767	4,297
Government, administration and defence	2	25	4	4	130
Manufacturing	3,784	3,257	2,982	2,619	3,848
Mining	468	322	349	535	778
Property	492	467	491	479	409
Property services and business services	1,610	1,684	540	526	403
Services	243	205	205	99	182
Trade[2]	2,293	2,312	2,680	3,463	2,898
Transport and storage	997	1,232	1,389	1,186	1,099
Utilities	1,086	736	514	442	722
Retail lending	863	683	657	1,120	1,191
Other	65	178	76	—	77
Total other overseas	16,845	16,077	14,333	13,517	16,960
Total loans	718,378	712,504	687,785	665,256	626,344
Provisions for ECL on loans (refer to Note 13)	(3,608)	—	—	—	—
Provisions for impairment charges on loans (refer to Note 13)	—	(2,814)	(2,866)	(3,330)	(3,028)
Total net loans	714,770	709,690	684,919	661,926	623,316

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.	2018 comparatives have been revised for consistency.

Parent Entity
$m	2019	2018
Australia
Accommodation, cafes and restaurants	7,967	8,228
Agriculture, forestry and fishing	9,151	8,584
Construction	6,810	6,247
Finance and insurance	14,005	14,006
Government, administration and defence	746	620
Manufacturing	9,155	9,072
Mining	2,849	3,279
Property	44,707	45,471
Property services and business services	13,192	12,433
Services	11,853	11,891
Trade	15,961	16,291
Transport and storage	7,961	8,456
Utilities	4,053	4,324
Retail lending	465,535	462,568
Other	4,945	5,848
Total Australia	618,890	617,318
New Zealand
Accommodation, cafes and restaurants	—	—
Agriculture, forestry and fishing	5	2
Construction	8	5
Finance and insurance	—	—
Government, administration and defence	—	—
Manufacturing	94	98
Mining	—	—
Property	—	—
Property services and business services	7	8
Services	—	—
Trade	297	263
Transport and storage	—	—
Utilities	—	—
Retail lending	—	—
Other	—	—
Total New Zealand	411	376
Other overseas
Accommodation, cafes and restaurants	67	70
Agriculture, forestry and fishing	130	4
Construction	47	59
Finance and insurance[2]	4,624	4,769
Government, administration and defence	2	24
Manufacturing	3,780	3,253
Mining	465	323
Property	226	234
Property services and business services	1,528	1,595
Services	216	187
Trade[2]	2,115	2,126
Transport and storage	886	1,127
Utilities	1,036	734
Retail lending	587	277
Other	29	99
Total other overseas	15,738	14,881
Total loans	635,039	632,575
Provisions for ECL on loans	(3,103)	—
Provisions for impairment charges on loans	—	(2,407)
Total net loans	631,936	630,168
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.	2018 comparatives have been restated for consistency.

The following table shows the consolidated contractual maturity distribution of all loans by industry as at 30 September 2019:

Consolidated 2019
$m	Up to 1 year	1 to 5 years	Over 5 years	Total
Loans by type of customer in Australia
Accommodation, cafes and restaurants	2,776	4,883	380	8,039
Agriculture, forestry and fishing	2,676	5,967	567	9,210
Construction	1,785	4,514	887	7,186
Finance and insurance	6,278	5,054	2,737	14,069
Government, administration and defence	286	189	278	753
Manufacturing	3,420	5,413	504	9,337
Mining	353	1,734	782	2,869
Property	18,410	24,821	1,538	44,769
Property services and business services	3,011	8,969	2,055	14,035
Services	3,915	6,395	1,789	12,099
Trade	7,314	7,649	1,181	16,144
Transport and storage	1,603	5,758	907	8,268
Utilities	1,009	2,839	229	4,077
Retail lending	21,725	12,394	432,431	466,550
Other	718	3,511	1,174	5,403
Total Australia	75,279	100,090	447,439	622,808
Total New Zealand	19,124	12,790	46,811	78,725
Total other overseas	6,021	9,529	1,295	16,845
Total loans	100,424	122,409	495,545	718,378

	2019			2018
	Loans at	Loans at		Loans at	Loans at
	variable	fixed		variable	fixed
Consolidated	interest	interest		interest	interest
$m	rates	rates	Total	rates	rates	Total
Interest rate segmentation of Group
loans maturing after one year
By offices in Australia	418,494	129,035	547,529	423,886	127,077	550,963
By offices in New Zealand[1]	9,102	50,499	59,601	10,634	45,852	56,486
By offices in other overseas[1]	9,881	943	10,824	8,182	927	9,109
Total loans maturing after one year	437,477	180,477	617,954	442,702	173,856	616,558

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.